INCOME PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
INCOME PER SHARE
13	INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share attribute to ordinary shareholders after the stock split:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net income attributable to ordinary shareholders – basic and diluted	527,747	252,883	472,086
Weighted average number of ordinary shares outstanding – basic and diluted	210,409,863	216,100,000	216,100,000
Basic and diluted net income per share	2.51	1.17	2.18

As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.

The Company does not have shares with a dilutive effect for the years ended December 31, 2019, 2020 and 2021.